11. FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Cash	$ 205,238	$ 58,343
Current trade receivables	21,922	17,042
Other receivables	28,494	29,096
Funds held for optionees and accounts payable owed by optionees	$ 924,762	$ 1,099,588